Equity Capital Structure and Equity Incentive Plan (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended
	May 11, 2023	Oct. 31, 2015	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 23, 2021
Common stock, shares authorized			450,000,000		450,000,000
Preferred stock, shares authorized			50,000,000		50,000,000
Common stock shares outstanding			10,794,812		10,614,319
Preferred stock par value			$ 0.001		$ 0.001
Warrants outstanding			1,591,062	1,590,540	1,590,540
Warrant exercise price per shares			$ 5.60	$ 5.60			$ 8.75
Number of non-tradable warrant to purchase shares of common stock							107,143
General and Administrative Expense			$ 2,002,000	$ 1,312,000
Restricted Stock [Member]
Total unrecognized cost related to restricted share awards			$ 172,000
Unrecognized total compensation cost, over weighted-average period			6 months
Equity Incentive Plan [Member]
Awards granted expiration term		10 years
Description of terms of awards		Under the terms of the EIP, the Company’s Board is able to grant, (a) non-qualified stock options, (b) stock appreciation rights, (c) restricted stock, (d) restricted stock units, (e) unrestricted stock grants, (f) other equity-based or equity-related awards and (g) dividend equivalents. No award may be granted under the EIP after the tenth anniversary of the date the EIP was adopted by our Board.
Mr Valentis [Member]
Non controling ownership percentage			53.00%				125.00%
Over-Allotment Option [Member]
Warrants outstanding			4,683	4,683
Employee Stock [Member]
General and Administrative Expense	$ 47,000
Common Stock [Member]
Common stock shares outstanding			10,849,812		10,614,319
Converted Preferred shares			203,924
Preferred shares outstanding			10,794,812		10,614,319
Series A Convertible Preferred Shares [Member]
Preferred stock shares outstanding			403,831		449,473
Preferred stock, shares issued			403,831		449,473
Preferred stock shares conversion price			$ 5.60
Converted Preferred shares			403,831
Series A Convertible Preferred Stock [Member]
Warrants outstanding			4,683
Converted Preferred shares			45,642
Preferred shares outstanding			403,831		449,473
Underwriters Warrants [Member]
Warrants outstanding			3,460
Warrants outstanding			3,460
Warrants outstanding			4,683
Series A Convertible Preferred Shares [Member]
Preferred stock, shares authorized			1,000,000		1,000,000
Preferred stock shares outstanding			403,831		449,473
Preferred stock, shares issued			403,831		449,473
Warrants outstanding						1,591,062
Preferred shares outstanding			403,831
Series A Convertible Preferred Shares and Detachable Warrants [Member]
Preferred stock, shares issued			5,729,730
Warrant exercise price per shares			$ 24.97	$ 24.97
Warrants issued to purchase of securities			4,683	4,683
Cash dividend per share			$ 0.1615
Dividend payable			$ 405,000
Underwriters Warrant [Member]
Warrants issued to purchase of securities			4,000	4,000
Warrants outstanding			3,460
Underwriters Warrants [Member]
Warrants issued to purchase of securities			13,860
Common Stock [Member]
Warrants issued to purchase of securities			4,000	4,000
Warrant exercise price increase			$ 5.60	$ 5.60
Restricted Common Shares [Member] | Employee Stock [Member]
Shares issued to employees	55,000